Deferred revenue (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Deferred revenue
Deferred revenue	¥ 733,665		¥ 620,000	$ 102,416
Information about deferred revenue:
Revenue recognized that was included in unearned revenue as of January 1, 2023 and 2024	¥ 310,000	$ 43,274	¥ 58,293